FOREIGN CURRENCY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Foreign exchange rates [abstract]
Schedule of exchange |rates
The exchange rates in Brazilian reais are as follows:

	Final exchange rates
Description	June 30, 2026	December 31, 2025	Variation %

U.S. dollar	5.1766	5.5024	(5.9%)
Euro	5.9106	6.4692	(8.6%)

	Average exchange rates
	Three-month periods ended			Six-month periods ended
Description	June 30, 2026	June 30, 2025	Variation %	June 30, 2026	June 30, 2025	Variation %
U.S. dollar	5.0494	5.6661	(10.9)%	5.1543	5.7591	(10.5)%
Euro	5.8703	6.4236	(8.6)%	6.0107	6.2922	(4.5)%